Description of the Plan	12 Months Ended
Dec. 31, 2024
EBP 004 [Member]
Employee Benefit Plan, Description of Plan [Line Items]
Description of the Plan
1.	Description of the Plan
The following description of the Flowers Foods, Inc. 401(k) Retirement Savings Plan (the “Plan”) provides general information. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General
The Plan is a defined contribution plan covering all eligible employees of Flowers Foods, Inc. (the “Company”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”). Empower Trust Company LLC and Empower Retirement, (“Empower”) is the trustee and record-keeper of the Plan, respectively.
On October 31, 2022, the Plan was amended to accept any transfer of assets from the terminated Holsum Bakery Bakers’ and Sanitors’ Pension Plan. On July 1, 2024, the assets of these plans were transferred into the Plan in the amount of $2,227,750.
Eligibility
for Participation
Employees are eligible
to participate
in the Plan starting with the first pay period following a
30-day
waiting period from the date of hire. Employees are automatically enrolled in the Plan with a 3% employee contribution rate after 30 days following the completion of the
30-day
waiting period. The employee contribution rate automatically increases by 1% each year after the first full calendar year at 3% until the employee contribution rate is 10%. If the employee does not want to make employee contributions to the Plan, they can “opt out” of the automatic enrollment. If the employee wants to contribute a different percentage, they can change the initial automatic contribution percentage. These changes can be made at any time, even before the automatic deduction begins, but no sooner than 30 days prior to the eligibility date.

Contributions
Allowable employee contributions, which may be made as
pre-tax
contributions and/or Roth contributions, can be up to 75% of the participant’s compensation, up to the Internal Revenue Service (“IRS”) maximum amount of $23,000 in 2024. Participants direct the investment of their contributions and the Company’s contributions on their behalf into various investment options offered by the Plan. Participants who have attained age 50 before the end of the Plan year are eligible to make $7,500 of catch-up
contributions in 2024.
The Company provides matching contributions generally equal to 50% of the first 1% to 6% of the participant’s elective contributions with a maximum match of 3%. Also, the Company makes a basic contribution, as described in the Plan, of 3% of the participant’s compensation per payroll period whether the employee makes any employee contributions.
Participant Accounts
Each participant’s account is credited with the participant’s contributions, the Company contributions and an allocation of Plan earnings. Plan earnings are allocated based on the investments within each participant’s account.
The Plan accepts rollovers from other
tax-qualified
and
tax-advantaged
plans.

Vesting
Participants vest immediately in their employee contributions plus allocated earnings thereon. The vesting period for the Company contributions is two years of service for basic contributions and three years of service for matching contributions. The benefit to which a participant is entitled is the vested benefit that can be provided from the participant’s account. Participants are immediately vested in their participant account upon death, total disability or upon reaching the normal retirement age of 65.
Notes Receivable from Participants
Participants may borrow from their elective contribution account and rollover contribution account. The minimum loan amount is $1,000 and the maximum loan amount is the lesser of $50,000 or 50% of their vested account balance. Loan transactions are treated as a transfer to (from) the investment fund from (to) the Participant Loan fund. Loan terms range from
1-5
years or up to 15 years for a principal residence loan. The loans are secured by the balance in the participant’s account and bear interest at a rate commensurate with the interest rate charged by persons in the business of lending money for loans which would be made under similar circumstances. For purposes of this Plan, the Wall Street Journal’s Prime Interest Rate plus two percentage points is used. Principal and interest is paid ratably through payroll deductions. The interest rates ranged from 9.75% to 10.5% for outstanding participant loans as of December 31, 2024, and 9.5% to 10.5% for December 31, 2023. The applicable rate for any loans issued on December 31, 2024, was 9.75% and the rate for loans issued on December 31, 2023, was 10.5%.
Administrative Expenses
Administrative fees charged by the trustee relating to notes receivable from participants and in-service
distributions for hardship withdrawal purposes are paid by the affected participants and are presented as administrative expenses in the statement of changes in net assets available for benefits. The administrative fee per year was $43 in 2024. The fee is charged monthly, and all participants pay the same fee. Fees paid to the trustee, a related party, were $871,195 for the year ended December 31, 2024. All other administrative expenses of the Plan are paid by the Company and are not reflected in the Plan’s financial statements.
Distribution of Benefits
Upon termination of service for any reason, a participant may elect to receive the value of the vested interest in his or her account as a lump sum distribution. However, a lump sum distribution is required if the vested balance is $
5,000
or less. Balances more than $
5,000
can remain in the plan until the participant reaches the required minimum distribution age of 72
(70-1/2
for individuals who reached age
70-1/2
prior to January 1, 2020). Once a terminated vested participant reaches the required minimum distribution age, they are required to begin receiving minimum distributions beginning on April 1 of the year following the year they attained such age.